Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

The date to which events occurring after September 30, 2023, the date of the most recent Balance Sheets, have been evaluated for possible adjustment to the financial statements or disclosures is November 7, 2023, which is the date the financial statements were issued.

On October 13, 2023, the Company held its Annual Meeting of Stockholders (the “Annual Meeting”) during which the Company’s stockholders approved an amendment to the Company’s 2021 Incentive Award Plan to increase by 250,000 the number of shares of Common Stock authorized for issuance under the plan. The Company filed an 8-K related to the results of the Annual Meeting on October 16, 2023.

On October 12, 2023, the Company filed an 8-K related to a published press release introducing a pilot program to offer transformative solar and energy storage solutions in partnership with REPM Corp.

Expion360 Inc.

Up to 1,781,978 Shares of Common Stock

PROSPECTUS

The date of this prospectus is January 31, 2024

PART II

INFORMATION NOT REQUIRED IN PROSPECTUS

ITEM 13. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The following table sets forth the various expenses to be incurred in connection with the sale and distribution of the Shares being registered hereby, all of which will be borne by us (except any underwriting discounts and commissions and expenses incurred for brokerage, accounting, tax or legal services or any other expenses incurred in disposing of the shares). All amounts shown are estimates except the SEC registration fee.

SEC Filing Fee	$1,146.77
Accounting Fees and Expenses	$3,500
Legal Fees and Expenses	$80,000
Miscellaneous	$10,000
Total	$94,646.77

ITEM 14. INDEMNIFICATION OF DIRECTORS AND OFFICERS

Nevada Revised Statutes (“NRS”) 78.138(7) provides that, subject to limited statutory exceptions and unless the articles of incorporation or an amendment thereto (in each case filed on or after October 1, 2003) provide for greater individual liability, a director or officer is not individually liable to a corporation or its stockholders or creditors for any damages as a result of any act or failure to act in his or her capacity as a director or officer unless it is proven that: (i) the act or failure to act constituted a breach of his or her fiduciary duties as a director or officer and (ii) the breach of those duties involved intentional misconduct, fraud or a knowing violation of law.

NRS 78.7502(1) provides that a corporation may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation), by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with the action, suit or proceeding if the person (i) is not liable pursuant to NRS 78.138 or (ii) acted in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. NRS 78.7502(2) provides that a corporation may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including amounts paid in settlement and attorneys’ fees actually and reasonably incurred by the person in connection with the defense or settlement of the action or suit if the person (a) is not liable pursuant to NRS 78.138 or (ii) acted in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the corporation. To the extent that a director, officer, employee or agent of a corporation has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, the corporation shall indemnify him or her against expenses, including attorneys’ fees, actually and reasonably incurred by him or her in connection with the defense. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, does not, of itself, create a presumption that the person is liable pursuant to NRS 78.138 or did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the corporation, or that, with respect to any criminal action or proceeding, he or she had reasonable cause to believe that the conduct was unlawful. Indemnification may not be made for any claim, issue or matter as to which such a person has been adjudged by a court of competent jurisdiction, after exhaustion of all appeals therefrom, to be liable to the corporation or for amounts paid in settlement to the corporation, unless and only to the extent that the court in which the action or suit was brought or other court of competent jurisdiction determines upon application that in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses as the court deems proper.

NRS 78.751(1) provides that any discretionary indemnification pursuant to NRS 78.7502 (unless ordered by a court or advanced pursuant to NRS 78.751(2)), may be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances. The determination must be made (i) by the stockholders; (ii) by the board of directors by majority vote of a quorum consisting of directors who were not parties to the action, suit or proceeding; (iii) if a majority vote of a quorum consisting of directors who were not parties to the action, suit or proceeding so orders, by independent legal counsel in a written opinion; or (iv) if a quorum consisting of directors who were not parties to the action, suit or proceeding cannot be obtained, by independent legal counsel in a written opinion. NRS 78.751(2) provides that the corporation’s articles of incorporation or bylaws, or an agreement made by the corporation, may provide that the expenses of officers and directors incurred in defending a civil or criminal action, suit or proceeding must be paid by the corporation as they are incurred and in advance of the final disposition of the action, suit or proceeding, upon receipt of an undertaking by or on behalf of the director or officer to repay the amount if it is ultimately determined by a court of competent jurisdiction that the director or officer is not entitled to be indemnified by the corporation.

Under the NRS, the indemnification pursuant to NRS 78.7502 and advancement of expenses authorized in or ordered by a court pursuant to NRS 78.751:

1.	Does not exclude any other rights to which a person seeking indemnification or advancement of expenses may be entitled under the articles of incorporation or any bylaw, agreement, vote of stockholders or disinterested directors or otherwise, for either an action in the person’s official capacity or an action in another capacity while holding office, except that indemnification, unless ordered by a court pursuant to NRS 78.7502 or for the advancement of expenses made pursuant to NRS 78.751(2), may not be made to or on behalf of any director or officer if a final adjudication establishes that the director’s or officer’s acts or omissions involved intentional misconduct, fraud or a knowing violation of the law and was material to the cause of action; and

2.	Continues for a person who has ceased to be a director, officer, employee or agent and inures to the benefit of the heirs, executors and administrators of such a person.

A right to indemnification or to advancement of expenses arising under a provision of the articles of incorporation or any bylaw is not eliminated or impaired by an amendment to such provision after the occurrence of the act or omission that is the subject of the civil, criminal, administrative or investigative action, suit or proceeding for which indemnification or advancement of expenses is sought, unless the provision in effect at the time of such act or omission explicitly authorizes such elimination or impairment after such action or omission has occurred.

The Articles of Incorporation of the Company provide that to the fullest extent permitted under the NRS (including, without limitation, to the fullest extent permitted under NRS 78.7502 and 78.751(3)) and other applicable law, we shall indemnify our directors and officers in their respective capacities as such and in any and all other capacities in which any of them serves at our request. The Articles of Incorporation further provide that the liability of its directors and officers shall be eliminated or limited to the fullest extent permitted by the NRS, and that if the NRS are amended to further eliminate or limit or authorize corporate action to further eliminate or limit the liability of directors or officers, the liability of our directors and officers shall be eliminated or limited to the fullest extent permitted by the NRS, as so amended from time to time; and in addition to any other rights of indemnification permitted by the laws of the State of Nevada or as may be provided for by in our Bylaws or by agreement, the expenses of directors and officers incurred in defending a civil or criminal action, suit or proceeding, involving alleged acts or omissions of such director or officer in his or her capacity as a director or officer of the Company, must be paid, by us or through insurance purchased and maintained by the Company or through other financial arrangements made by us, as they are incurred and in advance of the final disposition of the action, suit or proceeding, upon receipt of an undertaking by or on behalf of the director or officer to repay the amount if it is ultimately determined by a court of competent jurisdiction that he or she is not entitled to be indemnified by the Company.

Further, we have entered into indemnification arrangements with each of its directors and executive officers that may be broader than the specific indemnification provisions contained in the NRS. Such arrangements may require us, among other things, to advance expenses and otherwise indemnify its executive officers and directors against certain liabilities that may arise by reason of their status or service as executive officers or directors, to the fullest extent permitted by law. We intend to enter into indemnification arrangements with any new directors and executive officers in the future.

We also have director and officer insurance providing for indemnification for our directors and officers for certain liabilities, and such insurance provides for indemnification of our directors and officers for liabilities under the Securities Act.

ITEM 15. RECENT SALES OF UNREGISTERED SECURITIES

The following sets forth information regarding all unregistered securities sold by the Registrant since January 1, 2019. Each of the issuances was exclusively to “accredited investors” as defined in Regulation D under the Securities Act and in reliance on the exemptions available pursuant to Regulation D under, and Section 4(a)(2) of, the Securities Act).

(1)	In August and October 2020, we received proceeds totaling $270,000 from the issuance of four Convertible Notes (“2020 Notes”). The 2020 Notes accrue monthly interest at 6% per annum and include two options for conversion: (1) automatic conversion of the principal balance and accrued interest into new financing securities issued in a new financing round of at least $1.0 million, not including the 2020 Notes — the conversion price will be equal to 85% of the price per unit at which the investor in the new financing purchased their equity securities; (2) optional conversion in founder securities if (a) the Company gives the investor notice of its intent to prepay its 2020 Note, or (b) the Company has not consummated a new financing prior to maturity. The conversion price is equal to $17.0 million divided by the number of founder securities outstanding at the date of the 2020 Notes (100,000 units), or $170.00 per unit. The 2020 Notes mature three years from date of issue. The outstanding balance at December 31, 2020, was $273,157, including accrued interest of $3,157, which was recognized as interest expense during 2020.

(2)	In late 2020, all convertible debt holders were offered the opportunity for early conversion of their convertible notes into Class B member units effective January 1, 2021. Three of the four convertible note holders converted notes with a principal balance of $170,000 and accrued interest of $3,157 into 2,338 Class B member units at per unit conversion prices ranging from $67.00 - $76.00. In accordance with FASB ASC 470-20, Debt with Conversion and Other Options, the fair value of the additional units issued under the induced conversion over the value of the number of units issuable under the original terms of the convertible note agreements is recognized as debt conversion expense. Accordingly, upon early conversion on January 1, 2021, the Company recognized $112,133 of debt conversion expense with a corresponding entry to members’ deficit of $285,290 consisting of the $173,157 of principal and interest converted and the excess fair value of $112,133. The fourth convertible note holder opted out of the early conversion and instead, the original note was modified into a term loan effective January 1, 2021. The modification included the elimination of the conversion feature, an increase in the interest rate from the original 6% per annum to 10% per annum, to be paid monthly instead of accrued, and an earlier maturity date of December 31, 2021. The modification resulted in a new effective annual interest rate of 9.58%, and a revised one-year maturity on December 31, 2021. The modification resulted in less than a 10% difference in the present values of cash flows of the original note compared to the modified note. Accordingly, there was no accounting changes related to these modifications.

(3)	On January 1, 2021, we issued 2,338 Class B member units upon the conversion of convertible notes and accrued interest totaling $173,157.

(4)	On January 1, 2021, we issued 262 Class B membership units in exchange for building signage valued at $20,000.

(5)	In March and April 2021, we sold 6,157 of Class B membership units to three new members for gross proceeds of $522,000.

(6)	On May 15, 2021, we modified a Promissory Note Agreement in the amount of $250,000 to be a convertible note for the same amount with detachable warrants to purchase 548,000 shares of Common Stock. The modification resulted in a new effective annual interest rate of 9.15%. The modification resulted in less than a 10% difference in the present values of cash flows of the original note compared to the modified note. Accordingly, there was no accounting changes related to these modifications. The convertible note was issued under the same terms and conditions as the convertible notes issued to third-party investors and therefore, in substance, was not a capital transaction. Effective November 1, 2021, all terms under the convertible note, including the warrants, were rescinded and the member agreed to convert the note at a conversion price of $1.21 per share.

(7)	On October 29, 2021, in anticipation of conversion from LLC to a C corporation, the Notes and Warrants were modified under Convertible Debenture Exercise and Waiver and Release Agreements with the individual creditors. The Note holders agreed to settle the debt for an aggregate 1,527,647 shares of common stock with a fair value of $5,545,359 ($3.63 per share). Since this transaction involved contemporaneous issuance of shares of common stock by the Company to the Note holders, we evaluated the transaction for modification and extinguishment accounting and determined that the debt was extinguished as a result of the issuance of shares that do not represent the exercise of a conversion right contained in the original terms of the Notes at issuance.

(8)	In November 2021, we issued 30,000 shares of Common Stock in exchange for legal services.

(9)	In November 2021, we issued 482,268 detachable warrants with secured promissory notes for the purchase of Common Stock. The relative fair value of the warrants of $809,806 at the time of issuance was recorded as additional paid-in capital with a corresponding debt discount reducing the carrying value of the notes. Additionally, we issued 77,163 warrants to purchase shares of Common Stock to underwriters in connection with obtaining the notes. The fair value of the warrants of $262,354 was recorded as additional paid-in capital and reduced the carrying value of the notes. The warrants are exercisable at $3.32 per share for a period of ten years from date of grant. The fair value of the warrants was determined at date of issuance using the Black-Scholes option-pricing model and the following assumptions: per share price of common stock on date of grant of $3.63, expected dividend yield of 0%, expected volatility of 110.8%, risk-free interest rate of 1.63% and expected life based on contractual life of 10 years.

(10)	Also in November 2021, we issued warrants to purchase 151,000 shares of Common Stock in exchange for prior services related to extinguished 2021 convertible notes and 30,000 options for the purchase of common stock in exchange for legal services. The warrants are exercisable at $2.90 per share for a period of three years from the date of grant. The options are exercisable at $3.32 per share for a period of three years from the date of grant. The options issued were not issued under the Company’s stock option plans. The fair value of the warrants of $407,700 was recorded as additional paid-in-capital and expensed to extinguishment loss on debt settlement. The fair value of the options of $79,200 was recorded as additional paid-in capital with a corresponding charge to legal expense. The fair value of the warrants and options was determined at date of issuance using the Black-Scholes option-pricing model and the following assumptions: per share price of common stock on date of grant of $3.63, expected dividend yield of 0%, expected volatility of 122.7%, risk-free interest rate of 0.71% and expected life based on contractual life of three years.

(11)	On November 22, 2021, we completed a private placement (the “Secured Note Financing”). In connection therewith, we issued an aggregate of $1,600,000 of 15% senior secured notes (the “Senior Secured Notes”) and warrants to purchase an aggregate of 559,431 shares of common stock at an exercise price of $3.32 per share (the “Warrants Senior Secured Notes”). After deducting offering related expenses, including legal fees of $15,000 and certain diligence and advisory fees of $200,000 paid to an entity owned by the spouse of an employee of the underwriter, the net proceeds to us were approximately $1,385,000. Out of the total warrants, warrants to purchase 28,935 shares of our common stock were issued to the same entity owned by the spouse of an employee of the underwriter that received the advisory fee. The maturity date of the Senior Secured Notes is the earlier of (i) May 15, 2023, (ii) the closing a Qualified Subsequent Equity Financing and (iii) the closing of a Change of Control. The Senior Secured Notes bear interest at a rate of 15% per annum of which (i) 10% accrues from the Closing Date and is paid to holder within 10 days after the first day of each month and (ii) 5% accrues and compound annually and payable in arrears on the Maturity Date. The Senior Secured Notes are general secured obligations as set forth in a security agreement between us and the noteholders. The Warrants are exercisable for a period of 10-years from the date of issuance and may be exercised via cashless exercise/net exercise provisions contained in the Warrants.

(12)	During the year ended December 31, 2021, we received gross proceeds of $2,929,000 from the issuance of unsecured convertible notes, of which $44,000 was received from existing members/shareholders. Additionally, a member/shareholder converted a promissory note to a convertible note identical in terms discussed below.

(13)	On April 1, 2022, we issued warrants to IPO underwriters to purchase 148,005 shares of Common Stock at an exercise price of $9.10 per share. The warrants are exercisable 180 days after grant (September 27, 2022) and expire five years from date of grant (March 31, 2027). The fair value of the warrants was determined at date of issuance using the Black-Scholes option-pricing model and the following assumptions: per share price of common stock on date of grant of $7, expected dividend yield of 0%, expected volatility of 110.03%, risk-free interest rate of 2.55% and expected life based on contractual life of 5 years. The fair value of $916,238 was recorded as an increase in additional-paid-in capital and a reduction to additional paid-in capital since the warrants were issued as IPO fees to underwriters, resulting in a zero impact to additional paid-in capital.

(14)	In March 2023, holders of 73,000 warrants we previously issued on November 9, 2021 in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”) with an exercise price of $2.90 exercised their warrants on a cashless basis, which resulted in the issuance of an additional 31,102 shares of Common Stock. During the same period, holders of 15,000 warrants previously issued by the Company on November 22, 2021 in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act with an exercise price of $3.32 exercised their warrants by paying the exercise price, which resulted in the issuance of an additional 15,000 shares of common stock and the receipt by the Company of $49,800.

(15)	On March 31, 2023, at the closing price of $4.84 per share, the Company issued 52,000 shares of Common Stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act as part of the settlement agreement with Ravi Sinha dated March 21, 2023.

(16)	In April 2023, holders of 22,606 warrants previously issued by the Company on November 22, 2021 in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act with an exercise price of $3.32 exercised their warrants on a cashless basis, which resulted in the issuance of an additional 10,151 shares of Common Stock.

(17)	On August 10, 2023, we issued 25,000 warrants to our investor relations firm in accordance with a letter of engagement signed July 22, 2022, as partial compensation for services provided by the investor relations firm. The warrants were issued in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act. The warrants are fully vested and exercisable with an expiration date two years from date of issue (August 9, 2025) and are exercisable at a price of $5.00 per share.

ITEM 16. EXHIBIT

(a)       Exhibits.

See the Exhibit Index immediately preceding the signature page hereto for a list of exhibits filed as part of this Registration Statement on Form S-1, which Exhibit Index is incorporated herein by reference.

(b)       Financial Statement Schedules.

All other schedules have been omitted because the information required to be set forth therein is not applicable or is shown in the consolidated financial statements or related notes.

ITEM 17. UNDERTAKINGS

The undersigned registrant hereby undertakes:

(1)       To file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(i)       To include any prospectus required by Section 10(a)(3) of the Securities Act;

(ii)       To reflect in the prospectus any facts or events arising after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than a 20% change in the maximum aggregate offering price set forth in the “Calculation of Filing Fee” table in the effective Registration Statement; and

(iii)       To include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement;

provided, however, that paragraphs (a)(1)(i), (a)(1)(ii) and (a)(1)(iii) above do not apply if the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the SEC by the registrant pursuant to Section 13 or Section 15(d) of the Exchange Act that are incorporated by reference in the Registration Statement, or is contained in a form of prospectus filed pursuant to Rule 424(b) that is part of the Registration Statement.

(2)       That, for the purpose of determining any liability under the Securities Act, each such post- effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(3)       To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of this Offering.

(4)       That, for the purpose of determining liability under the Securities Act to any purchaser:

(i)       Each prospectus filed pursuant to Rule 424(b)(3) shall be deemed to be part of the Registration Statement as of the date the filed prospectus was deemed part of and included in the Registration Statement; and

(ii)       Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5) or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (vii) or (x) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in this Offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the Registration Statement relating to the securities in the Registration Statement to which that prospectus relates, and this Offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the Registration Statement or made in a document incorporated or deemed incorporated by reference into the Registration Statement or prospectus that is part of the Registration Statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the Registration Statement or prospectus that was part of the Registration Statement or made in any such document immediately prior to such effective date.

(5)       That, for the purpose of determining liability of the registrant under the Securities Act to any purchaser in the initial distribution of the securities:

The undersigned registrant undertakes that in a primary offering of securities of the undersigned registrant pursuant to this Registration Statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned registrant will be a seller to the purchaser and will be considered to offer or sell such securities to such purchaser:

(i)       Any preliminary prospectus or prospectus of the undersigned registrant relating to the offering required to be filed pursuant to Rule 424;

(ii)       Any free writing prospectus relating to the offering prepared by or on behalf of the undersigned registrant or used or referred to by the undersigned registrant;

(iii)       The portion of any other free writing prospectus relating to the offering containing material information about the undersigned registrant or its securities provided by or on behalf of the undersigned registrant; and

(iv)       Any other communication that is an offer in the offering made by the undersigned registrant to the purchaser.

(6)       The undersigned registrant hereby undertakes that, for purposes of determining any liability under the Securities Act of 1933, each filing of the registrant’s annual report pursuant to section 13(a) or section 15(d) of the Exchange Act (and, where applicable, each filing of an employee benefit plan’s annual report pursuant to section 15(d) of the Exchange Act) that is incorporated by reference in the Registration Statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(7)       Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

EXHIBIT INDEX

Exhibit Number	Description	Form	Exhibit	Filing Date
3.1	Articles of Incorporation of the Company, effective as of November 4, 2021	S-1	3.1	3/31/2022
3.2	Bylaws of the Company currently in effect	S-1	3.2	3/31/2022
4.1	Form of the Company’s common stock certificate	S-1	4.1	3/31/2022
4.2	Form of Representative’s Warrant Agreement	S-1	4.4	3/31/2022
4.3	Form of Senior Secured Promissory Note issued to bridge loan investors	S-1	4.5	3/31/2022
4.4	Form of Warrant with an Exercise Price of $2.90	10-K	10.12	3/30/2023
4.5	Form of Warrant with an Exercise Price of $3.32	10-K	10.13	3/30/2023
5.1	Opinion of Stradling Yocca Carlson & Rauth LLP	-	-	-
10.1	Form of common stock warrant issued to Selling Stockholders	S-1	10.1	3/31/2022
10.2†	Expion360 Inc. 2021 Incentive Award Plan	S-1	10.2	3/31/2022
10.3†	Expion360 Inc. 2021 Employee Stock Purchase Plan	S-1	10.3	3/31/2022
10.4	Form of Security Agreement issued to bridge loan investors	S-1	10.7	3/31/2022
10.5	Commercial Lease of premises at 2045 SW Deerhound Avenue Redmond, OR	S-1	10.8	3/31/2022
10.6	Commercial Lease of premises at 1266 SW Lake Blvd., Redmond, OR	S-1	10.11	3/31/2022
10.7	Underwriting Agreement dated March 31, 2022, between the Company and Alexander Capital, LP as Representative of the Underwriters	8-K	1.1	4/05/2022
10.8†	Amended and Restated Employment Agreement, between John Yozamp and Expion360 Inc., dated January 26, 2023	8-K	10.1	2/01/2023
10.9†	Amended and Restated Employment Agreement, between Brian Schaffner and Expion360 Inc., dated January 26, 2023	8-K	10.1	2/01/2023
10.10†	Amended and Restated Employment Agreement, between Paul Shoun and Expion360 Inc., dated January 26, 2023	8-K	10.1	2/01/2023
10.11†	Amended and Restated Employment Agreement, between Greg Aydelott and Expion360 Inc., dated January 26, 2023	8-K	10.1	2/01/2023
10.14*	Common Stock Purchase Agreement, dated December 27, 2023, between Expion360 Inc. and Tumim Stone Capital, LLC	8-K	10.2	12/29/2023
10.15*	Registration Rights Agreement, dated December 27, 2023, between Expion360 Inc. and Tumim Stone Capital, LLC	8-K	10.3	12/29/2023
21.1	Subsidiaries of the Company	S-1	21.1	3/31/2022
23.1	Consent of M&K CPAS PLLC	-	-	-
23.2	Consent of Stradling Yocca Carlson & Rauth LLP (included in Exhibit 5.1)
24.1	Power of Attorney (reference is made to the signature page hereto)	-	-	-
101.INS	Inline XBRL Instance Document	-	-	-
101.SCH	Inline XBRL Taxonomy Extension Schema Document	-	-	-
101.CAL	Inline XBRL Taxonomy Extension Calculation Linkbase Document	-	-	-
101.DEF	Inline XBRL Taxonomy Extension Definition Linkbase Document	-	-	-
101.LAB	Inline XBRL Taxonomy Extension Label Linkbase Document	-	-	-
101.PRE	Inline XBRL Taxonomy Extension Presentation Linkbase Document	-	-	-
104	Cover Page Interactive Data File (formatted as Inline XBRL and included in Exhibit 101)	-	-	-
107	Filing Fee Table

†	Indicates a management contract or compensatory plan or arrangement.

*	The schedules and exhibits to this agreement have been omitted pursuant to Item 601(a)(5) of Regulation S-K. A copy of any omitted schedule and/or exhibit will be furnished to the SEC upon request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Redmond, Oregon, on this 31st day of January, 2024.

EXPION360 INC.

By: /s/ Brian Schaffner
Brian Schaffner
Chief Executive Officer
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 1 to Registration Statement on Form S-1 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Brian Schaffner	Chief Executive Officer and Director	January 31, 2024
Brian Schaffner	(Principal Executive Officer)

/s/ Greg Aydelott	Chief Financial Officer	January 31, 2024
Greg Aydelott	(Principal Financial and Accounting Officer)

/s/ *	Director	January 31, 2024
George Lefevre

/s/ *	Director	January 31, 2024
Steven M. Shum

/s/ *	Director	January 31, 2024
Paul Shoun

/s/ *	Director	January 31, 2024
Tien Q. Nguyen

 *By: /s/ Brian Schaffner, attorney-in-fact

II-11

16.    Subsequent Events

The date to which events occurring after December 31, 2022, the date of the most recent Balance Sheets, have been evaluated for possible adjustment to the financial statements or disclosures is March 27, 2023, which is the date the financial statements were issued.

On January 11, 2023, the Company filed an 8-K related to a published press release announcing a new product, the AURA POWERCAP™.

On January 20, 2023 the company paid off a note payable in the amount of $89,360.11 which included principal, interest and fees.

On January 26, 2023, the Company made certain leadership changes. On January 30, 2023, the Company filed an 8-K related to a press release announcing these changes. On February 1, 2023, the Company filed an 8-K with the details of the leadership changes.

In March 2023, the Company had 88,000 warrants exercised of which 73,000 were cashless resulting in 31,102 additional shares of common stock issued. The remaining 15,000 exercised shares were exercised for a total of $49,975 which included $175.00 in fees.

On March 21, 2023, the Company entered into a settlement agreement with Ravi Sinha related to a complaint filed against the Company by Mr. Sinha in Oregon state court and the matter has been resolved.